Short-term borrowings (Details Narrative)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)
Short-Term Debt [Line Items]
Short term debt	$ 248,853	$ 320,000
Other Short term debt	$ 1,283,148	$ 1,650,000
Short Term Bank Loans And Notes Payable [Member]
Short-Term Debt [Line Items]
Interest rate	3.00%	3.00%
Other Short Term Borrowings [Member]
Short-Term Debt [Line Items]
Interest rate	1.00%	1.00%